Intangible Assets, Net - Schedule of Future Amortization (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Future Amortization [Abstract]
For the remainder of the year ending September 30, 2025	$ 34,038
2026	68,077
2027	62,335
2028	52,146
2029	48,543
Thereafter	710,483
Intangible assets, net	$ 975,622	$ 1,044,062